Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	38,545.37
Total Transaction Valuation	279,112,007.00
Total Offset Amount	0.00
Net Fee	$ 38,545.37
Offering Table N/A
Offset Table N/A	N/A